Debt issues (Tables)	12 Months Ended
Sep. 30, 2022
Debt issues
Schedule of debt issues and movement reconciliation

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Short-term debt
Own issuances	30,332	19,595	25,498	16,752
Total short-term debt	30,332	19,595	25,498	16,752
Long-term debt
Covered bonds	31,802	31,374	28,664	27,234
Senior	77,219	72,804	67,635	64,224
Securitisation	4,973	5,000	-	-
Structured notes	-	6	-	-
Subordinated perpetual notes[1]	542	-	542	-
Total long-term debt	114,536	109,184	96,841	91,458
Total debt issues	144,868	128,779	122,339	108,210

Movement reconciliation ($m)
Balance as at beginning of year	128,779	150,325	108,210	127,666
Issuances	73,309	46,799	58,657	37,868
Maturities, repayments, buy-backs and reductions	(55,899)	(65,272)	(44,222)	(54,425)
Total cash movements	17,410	(18,473)	14,435	(16,557)
FX translation impact	6,118	(1,428)	6,188	(1,311)
Fair value adjustments	(566)	(115)	(557)	(115)
Fair value hedge accounting adjustments	(7,561)	(1,674)	(6,583)	(1,607)
Other[1]	688	144	646	134
Total non-cash movements	(1,321)	(3,073)	(306)	(2,899)
Balance as at end of year	144,868	128,779	122,339	108,210

1.	In 2022, subordinated perpetual notes of $542 million were reclassified from loan capital to debt issues as these notes no longer qualify as Tier 2 capital under APRA's capital adequacy framework.

Schedule of debt issues by type and currency

Consolidated
$m	2022	2021
Short-term debt
Own issuances:
US commercial paper	29,252	19,595
Senior Debt:
GBP	770	-
USD	154	-
Other	156	-
Total short-term debt	30,332	19,595
Long-term debt (by currency):
AUD	30,758	27,634
CHF	3,261	3,052
EUR	26,002	31,380
GBP	3,092	3,049
JPY	913	1,141
NZD	2,966	3,522
USD	45,471	36,031
Other	2,073	3,375
Total long-term debt	114,536	109,184